Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds
Entity Central Index Key	0000844779
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000004917 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Exchange Portfolio
Class Name	BlackRock Shares
Trading Symbol	STSEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Exchange Portfolio (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BlackRock Shares	$51	0.97%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97% [1]
Net Assets	$ 276,780,579
Holdings Count | Holding	27
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$276,780,579
Number of Portfolio Holdings	27
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	34.8%
Information Technology	29.7%
Health Care	12.7%
Consumer Staples	11.3%
Industrials	8.3%
Energy	3.3%
Short-Term Securities	—%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	28.9%
Berkshire Hathaway, Inc., Class B	13.2%
JPMorgan Chase & Co.	9.5%
General Dynamics Corp.	8.2%
American Express Co.	7.0%
Visa, Inc., Class A	5.1%
Philip Morris International, Inc.	3.3%
AstraZeneca PLC, ADR	3.2%
Johnson & Johnson	3.1%
Novartis AG, ADR	3.0%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Microsoft Corp.	28.9%
Berkshire Hathaway, Inc., Class B	13.2%
JPMorgan Chase & Co.	9.5%
General Dynamics Corp.	8.2%
American Express Co.	7.0%
Visa, Inc., Class A	5.1%
Philip Morris International, Inc.	3.3%
AstraZeneca PLC, ADR	3.2%
Johnson & Johnson	3.1%
Novartis AG, ADR	3.0%
(b)Excludes short-term securities.

[1]	Annualized.